Note 5 - Shareholders' Equity (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended	24 Months Ended
	May 21, 2019	Feb. 28, 2021	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Mar. 01, 2024	Nov. 11, 2022	Apr. 28, 2022
Preferred Stock, Shares Authorized (in shares)					5,000,000	5,000,000
Number of Shares Authorized for Issuance (in shares)					250,000
Number Of Shares Remaining and Available for Issuance (in shares)					158,535
Retained Earnings Dividend Restrictions Formula Component Fixed Amount					$ 8,000,000.0
Retained Earnings, Unappropriated					$ 1,579,400,000	$ 1,413,400,000
Spire Missouri [Member]
Preferred Stock, Shares Authorized (in shares)					1,480,000	1,480,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)					0	0
Stock Issued During Period, Value, New Issues					$ 51,100,000
Regulatory Preferred Stock and Debt Securities Issuance Amount Authorized					$ 800,000,000.0
Preferred Stock, Shares Issued (in shares)					0	0
Spire Alabama Inc [Member]
Preferred Stock, Shares Authorized (in shares)					120,000	120,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)					0	0
Preferred Stock, Shares Issued (in shares)					0	0
Forecast [Member]
Number Of Shares Remaining and Available for Issuance (in shares)								153,190
At The Market Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)			365,625	354,000		626,249
Stock Issued During Period, Value, New Issues			$ 27,700,000	$ 23,500,000		$ 47,800,000
Number of Shares Authorized for Issuance (in shares)									200,000,000.0
Common Stock [Member] | Spire Missouri [Member]
Stock Issued During Period, Shares, New Issues (in shares)					748
Stock Issued During Period, Value, New Issues					$ 0
Parent Company [Member]
Present Value of Stock Purchase Contract Payment					$ 35,000,000.0
Parent Company [Member] | Common Stock [Member] | Minimum [Member]
Number of Shares to Be Purchased Per Stock Purchase Contract Settlement Rate (in shares)		0.6354
Parent Company [Member] | Common Stock [Member] | Minimum [Member] | Forecast [Member]
Number of Shares to Be Purchased Per Stock Purchase Contract Settlement Rate (in shares)							0.6354
Parent Company [Member] | Two Thousand Twenty One Series A Zero Point Seven Five Percentage Remarketable Senior Notes [Member]
Debt Instrument, Face Amount		$ 1,000
Debt Instrument, Interest Rate, Stated Percentage		0.75%
Stock Purchase Contracts Rate		6.75%
Redemption Prior to August Fifteen Two Thousand Twenty Four [Member]
Preferred Stock, Redemption Price Per Share (in dollars per share)					$ 25,500
Redemption on Or After August Fifteen Two Thousand Twenty Four [Member]
Preferred Stock, Redemption Price Per Share (in dollars per share)					$ 25,000
Depositary Shares [Member]
Preferred Stock, Shares Authorized (in shares)					10,000,000.0	10,000,000.0
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	10,000,000				10,000,000.0	10,000,000.0
Preferred Stock, Share Interest Rate	0.001%
Preferred Stock, Dividend Rate, Percentage	5.90%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 25.00				$ 25.00	$ 25.00
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25,000
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 242,000,000.0
Preferred Stock, Shares Issued (in shares)					10,000,000.0	10,000,000.0
Series A Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	5.90%
Corporate Unit [Member] | Parent Company [Member]
Stock Issued During Period, Shares, New Issues (in shares)		3,500,000
Equity Stock Units Issued		$ 175,000,000.0
Proceeds from Issuance or Sale of Equity, Total		$ 169,300,000
Equity Units, Stated Value (in dollars per share)		$ 50
Percentage of Undivided Beneficial Ownership Interest		5.00%
Shares Issued, Price Per Share (in dollars per share)		$ 50